Taxes on Income - Schedule of Statutory Income Tax Rate to Effective Income Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Loss before taxes as reported in the consolidated statements of income	$ (4,783)	$ (7,494)	$ (4,566)
Statutory rate tax, percentage	23.00%
Theoretical Tax Income	$ (1,101)
United States
Previous years taxes	8
Changes in valuation allowances	$ 280
Changes in valuation allowances, percentage	(5.85%)
Effective tax expense (benefit)	$ (736)	$ 310	$ 32
Effective tax expense (benefit), percentage	13.66%
United States [Member]
United States
Statutory tax rate difference	$ (73)
Statutory tax rate difference, percentage	1.53%
Changes in valuation allowances	$ (81)
Changes in valuation allowances, percentage	1.69%
UK [Member]
United States
Statutory tax rate difference	$ (13)
Statutory tax rate difference, percentage	0.27%
Previous years taxes	$ (8)
Previous years taxes, percentage	0.15%
Other reconciling items	$ 7
Other reconciling items, percentage	(0.15%)
Canada [Member]
United States
Statutory tax rate difference	$ (44)
Statutory tax rate difference, percentage	0.92%
Changes in valuation allowances	$ 297
Changes in valuation allowances, percentage	(6.21%)